Shareholders' equity and dividends - narrative (Details)			12 Months Ended
	Feb. 08, 2022 USD ($) $ / shares $ / bbl	Sep. 08, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 NOK (kr) shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 NOK (kr) shares	Dec. 31, 2020 USD ($) $ / shares shares
Total number of shares issued | shares						3,257,687,707	3,257,687,707			3,257,687,707	3,257,687,707
Dividends declared per share | $ / shares			$ 0.6300	$ 0.5600
Increase (decrease) through treasury share transactions, equity			$ (429,000,000)	$ (890,000,000)	$ (500,000,000)
Proposal of dividend declaration [member]
Dividends declared per share | $ / shares	$ 0.20
Extraordinary dividend per share | $ / shares	$ 0.20
Minimum [member] | Share buy-back programme 2022 [member]
Percent of debt to capital employed	15.00%
Minimum [member] | Share buy-back programme 2022 [member] | Brent Blend oil price [member]
Estimated crude oil or Gas price per unit | $ / bbl	50
Maximum [member] | Share buy-back programme 2022 [member]
Percent of debt to capital employed	30.00%
Maximum [member] | Share buy-back programme 2022 [member] | Brent Blend oil price [member]
Estimated crude oil or Gas price per unit | $ / bbl	60
Norwegian State [Member] | Share buy-back programme 2022 [member]
Agreement to buy treasury shares	$ 1,000,000,000.0
Norwegian State [Member] | Maximum [member] | Share buy-back programme 2022 [member]
Agreement to buy treasury shares	$ 5,000,000,000.0
United States Dollar (USD) [Member]
Share capital							$ 1,163,987,792				$ 1,163,987,792
Norwegian kroner (NOK) [Member]
Share capital | kr						kr 8,144,219,267.50				kr 8,144,219,267.50
Nominal value per share | $ / shares							$ 2.50				$ 2.50
Treasury shares employees [member]
Treasury shares purchased			75,000,000	$ 68,000,000
Share buyback programme [member]
Number of shares outstanding | shares					23,578,410	13,460,292	13,460,292			0	0
Share buyback programme [member] | Third Party [Member]
Increase (decrease) through treasury share transactions, equity			$ 429,000,000
Share buyback programme [member] | Share-based Payment Arrangement, Tranche One [member]
Agreement to buy treasury shares							$ 600,000,000		$ 300,000,000
Share buyback programme [member] | Share-based Payment Arrangement, Tranche One [member] | Norwegian State [Member]
Agreement to buy treasury shares								$ 201,000,000
Share buyback programme [member] | Share-based Payment Arrangement, Tranche One [member] | Third Party [Member]
Treasury shares purchased		$ 99,000,000
Share buyback programme [member] | Share-based Payment Arrangement, Tranche One [member] | Third Party [Member] | Maximum [member]
Agreement to buy treasury shares								99,000,000
Share buyback programme [member] | Share Based Payment Arrangement Tranche Two [member] | Minimum [member]
Agreement to buy treasury shares								300,000,000
Share buyback programme [member] | Share Based Payment Arrangement Tranche Two [member] | Maximum [member]
Agreement to buy treasury shares								1,000,000,000.0
Share buyback programme [member] | Share Based Payment Arrangement Tranche Two [member] | Norwegian State [Member]
Agreement to buy treasury shares								670,000,000
Share buyback programme [member] | Share Based Payment Arrangement Tranche Two [member] | Third Party [Member]
Treasury shares purchased		232,000,000
Short-term obligation settled		222,000,000
Share buyback programme [member] | Share Based Payment Arrangement Tranche Two [member] | Third Party [Member] | Maximum [member]
Agreement to buy treasury shares		$ 330,000,000						$ 330,000,000